U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Emerging Europe Fund

Near-Term Tax Free Fund

U.S. Government Securities Ultra-Short Bond Fund

(the “Funds”)

Investor Class Shares

SUPPLEMENT DATED APRIL 22, 2015

TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED MAY 1, 2014

THIS SUPPLEMENT REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS’ SUMMARY PROSPECTUSES, PROSPECTUS AND SAI.

Mr. Ralph Aldis has been added to the portfolio management team that manages the Funds.  Mr. Aldis has served as a portfolio manager at U.S. Global Investors, Inc. since 2001.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE.

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Emerging Europe Fund

Near-Term Tax Free Fund

U.S. Government Securities Ultra-Short Bond Fund

(the “Funds”)

Investor Class Shares

SUPPLEMENT DATED APRIL 22, 2015

TO THE FUNDS’ STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MAY 1, 2014

Mr. Ralph Aldis has been added to the portfolio management team that manages the Funds.

The following information replaces the Other Managed Accounts information for Mr. Aldis on page 42 of the SAI:

Other Managed Accounts as of 12/31/2014

	NUMBER		NUMBER OF	TOTAL ASSETS OF
	OF		PERFORMANCE	PERFORMANCE
TYPE OF ACCOUNT	ACCOUNTS	TOTAL ASSETS	FEE ACCOUNTS	FEE ACCOUNTS
Registered investment companies	0	$0	0	$0
Pooled investment vehicles	2	$11,283,598	2	$11,283,598
Other accounts	0	$0	0	$0

The following information is added to the table about Mr. Aldis’ ownership of securities on page 42 of the SAI:

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES
NAME OF FUND	IN THE FUND HELD AS OF 12/31/2014
All American Equity Fund	$10,001 - $50,000
Emerging Europe Fund	None
Near-Term Tax Free Fund	$10,001 - $50,000
U.S. Government Securities Ultra-Short Bond Fund	$10,001 - $50,000

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE FUNDS’ SAI FOR FUTURE REFERENCE.